Subsequent Events	3 Months Ended
Mar. 31, 2013
Subsequent Events

18. Subsequent Events

Senior PIK Toggle Notes due 2018

On April 3, 2013, Cooper-Standard Holdings Inc. issued $175,000 aggregate principal amount of its Senior PIK Toggle Notes due 2018 (the “Senior PIK Toggle Notes”) at an issue price to the public of 99.5%. Net proceeds were $171,063, which consisted of $175,000 of gross proceeds less $3,063 representing the discount payable to the initial purchasers with respect to the offering of the Senior PIK Toggle Notes and less the $875 issue price discount. The Senior PIK Toggle Notes were issued in a private placement exempt from registration under the Securities Act of 1933, as amended. The Senior PIK Toggle Notes were issued pursuant to an indenture dated as of April 3, 2013 between Cooper-Standard Holdings Inc. and U.S. Bank National Association, as trustee.

Escrow of Proceeds; Special Mandatory Redemption. Cooper-Standard Holdings Inc. deposited the proceeds of the Senior PIK Toggle Notes offering, together with additional cash on hand, into a segregated escrow account. Escrowed funds will be released to Cooper-Standard Holdings Inc. upon satisfaction or waiver, as applicable, of the escrow release condition that $150,000 in value of the shares of Cooper-Standard Holdings Inc.’s common stock is validly tendered and not validly withdrawn in the Equity Tender Offer (as defined below) on or before July 1, 2013. During the second quarter, the escrow release condition was satisfied and the funds were released and were used to finance, in part, the purchase of shares pursuant to the Equity Tender Offer and pay related fees and expenses.

Equity Tender Offer

On April 5, 2013, the Company commenced a cash tender offer to purchase up to 4,651,162 shares of its common stock at a price of $43.00 per share (the “Equity Tender Offer”). During the second quarter, the Company purchased 4,651,162 shares pursuant to the Equity Tender Offer at a purchase price of $43.00 per share for an aggregate purchase price of approximately $200,000. The Company used the proceeds from the issuance of the Senior PIK Toggle Notes (described above), together with cash on hand, to finance the purchase of shares pursuant to the Equity Tender Offer.